RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
401(k) PROFIT SHARING PLAN
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS

4.     RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS

Exempt Transactions — The Plan allows for transactions with certain parties who may perform services or have fiduciary responsibilities to the Plan, including the Company. Certain plan investments are shares of various mutual funds or money market accounts that are owned and managed by Fidelity Management Trust Company, who has been designated as investment custodian to the Plan. Certain Plan investments are shares of the Company's common stock. The Plan also issues loans to participants, which are secured by the vested balances in the participants’ accounts. Therefore, these transactions qualify as exempt party-in-interest transactions.

At December 31, 2025 and 2024, the Plan held within participant accounts 479,060 and 495,990 shares, respectively, of the Company’s common stock, with a fair value of $42,224,320 and $47,972,130, respectively, and with a cost basis of $23,386,636 and $23,456,293, respectively. During the year ended December 31, 2025 purchases of shares by the Plan totaled $1,547,254 and sales of shares by the Plan totaled $3,189,279.

Administrative revenues arise when investment managers return a portion of the investment fees to Fidelity Management Trust Company to offset the administrative expenses. Any excess resulting from this revenue sharing remains in an unallocated account from which future Plan expenses can be paid. During 2025, $12,350 was used to offset Plan expenses paid from this unallocated account. The Plan held undistributed administrative revenues of $19,166 and $6,586 at December 31, 2025 and 2024, respectively.

Nonexempt Transactions — During 2025, the Company remitted $814,106 in participant contributions to Fidelity Management Trust Company later than required under Department of Labor Regulation 2510.3-102. To remediate late remittance, the Company is in the process of calculating lost earnings related to the late remittances of participant contributions to be deposited into participant accounts. Additionally, the Company is in the process of filing IRS Form 5330 and remitting the related excise taxes. There were no late contributions during 2024.